As filed with the Securities and Exchange Commission on March 30, 2012
1933 Act Registration No. 333-175691
1940 Act Registration No. 811-09763
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 1 /X/

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

AMENDMENT NO. 177 /X/

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln InvestmentSolutionsSM

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street
Suite 1860
Syracuse, NY 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8420

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
 The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering:
 As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ________________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _______________ , pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered: Interests in a separate account under individual flexible payment deferred variable annuity contracts.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln InvestmentSolutionsSM Variable Annuity

Supplement dated March 30, 2012

This Supplement outlines additions to the investment options of your Lincoln InvestmentSolutionsSM individual annuity contract.  All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

Effective April 2, 2012, the following funds will be available as new investment options under your contract:

•	BlackRock Global Allocation V.I. Fund (Class I)
•	LVIP Protected American Balanced Allocation Fund (Standard Class)
•	LVIP Protected American Growth Allocation Fund (Standard Class)
•	LVIP Protected Profile Conservative Fund (Standard Class)
•	LVIP Protected Profile Growth Fund (Standard Class)
•	LVIP Protected Profile Moderate Fund (Standard Class)
•	LVIP SSgA Bond Index Fund (Standard Class)
•	LVIP SSgA Developed International 150 Fund (Standard Class)
•	LVIP SSgA Global Tactical Allocation Fund (Standard Class)
•	LVIP SSgA Large Cap 100 Fund (Standard Class)
•	LVIP SSgA Small/Mid Cap 200 Fund (Standard Class)

The following table shows the expenses charged by each fund (as a percentage of each fund’s average net assets):
	Management Fees (before any waivers/ reimburse-ments)	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse-ments) +	Acquired Fund Fees and Expenses +	Total Expenses (before any waivers/ reimburse-ments) =	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
BlackRock Global Allocation V.I. Fund	0.65%	0.00%	0.06%	0.02%	0.73%
LVIP Protected American Balanced Allocation Fund1	0.25%	0.00%	0.05%	0.41%	0.71%
LVIP Protected American Growth Allocation Fund1	0.25%	0.00%	0.05%	0.44%	0.74%
LVIP Protected Profile Conservative Fund	0.25%	0.00%	0.05%	0.65%	0.95%
LVIP Protected Profile Growth Fund	0.25%	0.00%	0.04%	0.76%	1.05%
LVIP Protected Profile Moderate Fund	0.25%	0.00%	0.03%	0.73%	1.01%
LVIP SSgA Bond Index Fund	0.40%	0.00%	0.09%	0.01%	0.50%
LVIP SSgA Developed International 150 Fund	0.75%	0.00%	0.18%	0.00%	0.93%
LVIP SSgA Global Tactical Allocation Fund	0.25%	0.00%	0.14%	0.36%	0.75%
LVIP SSgA Large Cap 100 Fund	0.52%	0.00%	0.07%	0.00%	0.59%
LVIP SSgA Small/Mid Cap 200 Fund	0.69%	0.00%	0.12%	0.00%	0.81%
1Other Expenses and AFFE are based on estimated amounts for the current fiscal year.

Investments of the Variable Account – Description of the Funds.  Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC and sub-advised by BlackRock Investment Management, LLC
• BlackRock Global Allocation V.I. Fund: High total investment return.

LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Protected American Balanced Allocation Fund: Current income and growth of capital; a fund of funds.
•	LVIP Protected American Growth Allocation Fund: Current income and growth of capital; a fund of funds.
•	LVIP Protected Profile Conservative Fund: Current income; a fund of funds.
•	LVIP Protected Profile Growth Fund: Growth and income; a fund of funds.
•	LVIP Protected Profile Moderate Fund: Growth and income; a fund of funds.
•	LVIP SSgA Bond Index Fund: Replicate Barclays Aggregate Bond Index.
(Sub-advised by SSgA Funds Management, Inc.)
•	LVIP SSgA Developed International 150 Fund
(Sub-advised by SSgA Funds Management, Inc.)
•	LVIP SSgA Global Tactical Allocation Fund: Long-term growth of capital; a fund of funds.
(Sub-advised by SSgA Funds Management, Inc.)
•	LVIP SSgA Large Cap 100 Fund: Long-term capital appreciation.
(Sub-advised by SSgA Funds Management, Inc.)
•	LVIP SSgA Small/Mid Cap 200 Fund: Long-term capital appreciation.
(Sub-advised by SSgA Funds Management, Inc.)

For additional information about these funds, please refer to the funds’ prospectuses.

The Contracts – Investment Requirements.  The addition of these funds results in a change to the  subaccount groups listed in the Investment Requirements section of your prospectus. At this time, the subaccount groups are as follows:

Group 1 Investments cannot exceed 30% of contract value or Account Value (if i4LIFE® Advantage with the Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of contract value or Account Value (if i4LIFE® Advantage with the Guaranteed Income Benefit is in effect)
American Funds Bond Fund	Any of the funds offered under the contract, except
American Funds Global Bond Fund	for Funds in Groups 1 and 3 and the fixed account.
American Funds Mortgage FundSM
American Funds U.S. Government/AAA Rated Securities Fund
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP SSgA Bond Index Fund

Group 3 Investments cannot exceed 10% of contract value or Account Value (if i4LIFE® Advantage with the Guaranteed Income Benefit is in effect)
DWS Alternative Asset Allocation Plus VIP Portfolio
LVIP SSgA Emerging Markets 100 Fund

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your contract value among the funds listed below. If you allocate less than 100% of contract value or i4LIFE® Advantage Account Value among these funds, then the funds listed below that are also listed in Group 1 will be subject to the Group 1 restrictions.*  Any remaining funds listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions. The fixed account is only available for dollar cost averaging.

American Funds Asset Allocation Fund
American Funds Bond Fund
American Funds Global Balanced FundSM
American Funds Global Bond Fund*
American Funds Mortgage FundSM
American Funds U.S. Government/AAA Rated Securities Fund*
BlackRock Global Allocation V.I. Fund
Delaware VIP Diversified Income Series*
Delaware VIP Limited-Term Diversified Income Series*
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Inflation Protected Bond Fund*
LVIP Delaware Diversified Floating Rate Fund*
LVIP Dimensional/Vanguard Total Bond Fund*
LVIP Protected American Balanced Allocation Fund
LVIP Protected American Growth Allocation Fund
LVIP Protected Profile Conservative Fund
LVIP Protected Profile Growth Fund
LVIP Protected Profile Moderate Fund
LVIP SSgA Bond Index*
LVIP SSgA Global Tactical Allocation Fund

Please retain this Supplement for future reference.

PART A

The prospectus for the Lincoln InvestmentSolutionsSM variable annuity contract is incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-175691) filed on August 2, 2011.

Supplement to the prospectus for the Lincoln InvestmentSolutionsSM variable annuity contract is incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-175691) filed on January 17, 2012.

PART B

The Statement of Additional Information for the Lincoln InvestmentSolutionsSM variable annuity contract is incorporated herein by reference to Pre-effective Amendment No. 1 (File No. 333-175691) filed on August 2, 2011.

Financial Statements
The December 31, 2011 financial statements of the VAA and the December 31, 2011 financial statements of Lincoln New York appear on the following pages.

<MODULE>
<NAME> LNY-GAAP2011
<CIK> 0001021153
<CCC> hq8kg@vj
</MODULE>
<MODULE>
<NAME> LNYACCTN_2011
<CIK> 0000835414
<CCC> 9jv$ttfr
</MODULE>

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement. (To Be Filed by Amendment)

2. Part B
The following financial statements for the Variable Account is included in Part B of this Registration Statement.

Statement of Assets and Liabilities - December 31, 2011
Statement of Operations - Year ended December 31, 2011
Statements of Changes in Net Assets - Years ended December 31, 2011 and 2010
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York is included in Part B of this Registration Statement.

Balance Sheets - December 31, 2011 and 2010
Statements of Income - Years ended December 31, 2011, 2010 and 2009
Statements of Shareholder’s Equity - Years ended December 31, 2011, 2010 and 2009
Statements of Cash Flows - Years ended December 31, 2011 2010 and 2009
Notes to Financial Statements - December 31, 2011
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) (a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(2) Not Applicable.

(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Broker-Dealer Selling Group Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(4) (a) Annuity Contract (30070-ANY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 15, 2007.
(b) Contract Specifications [30070ANY 5/03 CDFEE2(3-10)] incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(c) Annuity Payment Option Rider (32147) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-36304) filed on April 8, 2001.
(d) IRA Contract Amendment incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.
(e) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

(f) Guarantee of Principal Death Benefit Rider (32148-NY) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(g) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.
(h) DCA Fixed Account Allocations (NYCPALGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(i) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(j) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.
  (k) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October    28, 2010.
(l) Guaranteed Income Benefit Rider (GIB v4) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(m) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(n) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(o) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(5) Application incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7) (a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(8) (a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
    (ii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(iii) DWS Variable Series II incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
    (iv) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-145531) filed on April 9, 2009.
   (iii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(9) Opinion and Consent of Mary Jo Ardington, Associate General Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-175691) filed on August 2, 2011.

(10) (a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-170695) filed on March 30, 2012.

Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor

Charles C. Cornelio***	Executive Vice President, Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
C. Phillip Elam, II***	Senior Vice President and Chief Investment Officer
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen***	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Second Vice President, General Counsel and Secretary
Jeffrey D. Coutts***	Senior Vice President and Treasurer

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**	Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 100 N. Greene Street, Greensboro, NC 27401

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners
As of January 31, 2012 there were 8,610 contract owners under Account N.

Item 28. Indemnification
(a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Variable Insurance Products Trust; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
David M. Kittredge*	Senior Vice President
Jeffrey D. Coutts****	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President and Chief Compliance Officer
Joel Schwartz*	Senior Vice President and Director
Keith J. Ryan***	Vice President and Chief Financial Officer
Patricia A. Insley*	Senior Vice President and Director
Thomas P. O'Neill*	Senior Vice President and Director
Linda E. Woodward***	Secretary

*	Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
***	Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802
****	Principal Business address is 100 N. Greene Street, Greensboro, NC 27401
(c) N/A

Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services
Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 1 Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 30th day of March, 2012.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln InvestmentSolutionsSM
By:	/s/Delson R. Campbell Delson R. Campbell Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Brian A. Kroll Brian A. Kroll Senior Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on March 30, 2012.
Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Charles C. Cornelio	Executive Vice President, Chief Administrative Officer and Director
* C. Phillip Elam II	Senior Vice President and Chief Investment Officer
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/Delson R. Campbell Delson R. Campbell	Pursuant to a Power of Attorney